Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CitizensSelect Funds
Entity Central Index Key	0001167368
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000000975 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Class Name	Hamilton Shares
Trading Symbol	CEAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hamilton Shares*	$15	0.15%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 15	[1]
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 2,689,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,450,056
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,689	52	$2,450,056

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Allocation of Holdings (Based on Net Assets)
C000167188 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Class Name	Institutional Shares
Trading Symbol	CEIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$10	0.10%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 10	[2]
Expense Ratio, Percent	0.10%	[2]
Net Assets	$ 2,689,000,000
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 2,450,056
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$2,689	52	$2,450,056

Holdings [Text Block]	Portfolio Holdings (as of 3/31/25 ) Allocation of Holdings (Based on Net Assets)

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.
[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.